Contractual Commitments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contractual Commitments [Line Items]
Contractual commitments	$ 1,614,224
Total obligation related to operating leases	158,700
Total rental expense	14,000	$ 14,800	$ 14,000
Satellite Construction and Launch Obligations [Member]
Contractual Commitments [Line Items]
Contractual commitments	694,369
Satellite Performance Incentive Obligations [Member]
Contractual Commitments [Line Items]
Contractual commitments	355,716
Customer and Vendor Contracts [Member]
Contractual Commitments [Line Items]
Contractual commitments	$ 301,323